LEASE OBLIGATIONS - Summary of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 2,113,643	$ 1,650,117	$ 4,047,249	$ 3,299,855
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	1,472,189	343,560	2,408,476	689,853
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	94,401	65,534	213,899	139,664
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	167,430	447,765	663,479	883,821
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 379,623	$ 793,258	$ 761,395	$ 1,586,517